UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21036

Name of Fund: BlackRock Municipal Bond Trust (BBK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 3.4%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.00%, 6/01/34	$1,150	$1,238,769
6.00%, 6/01/39	450	483,633
Hoover City Board of Education, GO, Refunding, 4.25%, 2/15/40	3,750	3,357,225

		5,079,627

Arizona — 4.5%
Mohave County Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	200	210,836
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	900	907,794
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,353,630
5.00%, 12/01/37	2,065	1,825,646
San Luis Facility Development Corp., RB, Senior Lien, Regional Detention Center Project:
6.25%, 5/01/15	300	289,308
7.00%, 5/01/20	300	287,052
7.25%, 5/01/27	600	554,076
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	750	743,625
University Medical Center Corp. Arizona, RB, 6.50%, 7/01/39	500	528,915

		6,700,882

California — 13.9%
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub- Series C, 6.30%, 6/01/55 (a)	4,500	39,330
California HFA, RB, Home Mortgage, Series G, AMT, 5.05%, 2/01/29	2,835	2,588,979
Carlsbad Unified School District, GO, Election of 2006, Series B, 6.09%, 5/01/34 (b)	1,000	597,090
Dinuba Unified School District, GO, Election of 2006 (AGM):
5.63%, 8/01/31	250	261,043

Municipal Bonds	Par (000)	Value

California (concluded)
Dinuba Unified School District, GO, Election of 2006 (AGM) (concluded):
5.75%, 8/01/33	$500	$521,435
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.47%, 8/01/34 (b)	1,650	836,649
Norwalk-La Mirada Unified School District California, GO, Refunding, CAB, Election of 2002, Series E (AGC), 6.47%, 8/01/38 (a)	8,000	1,295,200
Palomar Community College District, GO, CAB, Election of 2006, Series B:
6.09%, 8/01/30 (a)	1,500	428,700
6.30%, 8/01/39 (b)	2,000	766,540
San Diego Community College District California, GO, CAB, Election of 2002, 6.24%, 8/01/19 (b)	2,800	1,677,172
State of California, GO, Refunding (CIFG), 4.50%, 8/01/28	500	454,980
State of California, GO, Refunding, Veterans, AMT, 5.05%, 12/01/36	1,000	907,390
State of California, GO, Various Purpose:
5.75%, 4/01/31	2,000	2,068,020
6.00%, 3/01/33	2,050	2,187,678
6.50%, 4/01/33	1,950	2,151,435
5.50%, 3/01/40	2,350	2,353,149
Val Verde Unified School District California, Special Tax Bonds, Refunding, Junior Lien, 6.25%, 10/01/28	1,585	1,498,633

		20,633,423

Colorado — 1.9%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,163,122
Sand Creek Metropolitan District, GO, Refunding, Limited Tax, Series B:
4.75%, 12/01/35	1,000	896,260
5.00%, 12/01/40	800	732,792

		2,792,174

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

District of Columbia — 6.1%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	$2,500	$2,504,800
District of Columbia, Refunding RB, Friendship Public Charter School Inc. (ACA), 5.25%, 6/01/33	595	496,057
District of Columbia, Tax Allocation Bonds, Gallery Place Project (AGM), 5.40%, 7/01/31	6,000	6,051,720

		9,052,577

Florida — 6.2%
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	1,180	1,211,152
Palm Beach County Housing Finance Authority, HRB, Indian Trace Apartments, Series A, AMT (AGM), 5.63%, 1/01/44	7,255	7,276,185
Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35	940	749,189

		9,236,526

Idaho — 1.6%
Idaho Health Facilities Authority, RB, St. Luke’s Regional Medical Center (AGM), 5.00%, 7/01/35	500	498,575
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/33	1,750	1,895,338

		2,393,913

Illinois — 9.0%
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35 (c)(d)	425	114,185
Navistar International, Recovery Zone, 6.50%, 10/15/40	1,285	1,294,265
Roosevelt University Project, 6.50%, 4/01/44	1,000	1,023,480
Rush University Medical Center, Series C, 6.63%, 11/01/39	650	691,067
Illinois Finance Authority, Refunding RB, Series A:
Friendship Village Schaumburg, 5.63%, 2/15/37	210	170,604
Lake Forest Hospital, 5.75%, 7/01/29	4,000	4,074,920
OSF Healthcare System, 6.00%, 5/15/39	1,050	1,049,968
Village of Bolingbrook Illinois, GO, Refunding, Series B (NPFGC), 6.22%, 1/01/36 (a)	23,065	4,865,792

		13,284,281

Indiana — 1.9%
County of Monroe Indiana, Multifamily Housing Revenue Bond Pass-Through Certificates, RB, Series 1, Canterbury House Apartments, Mandatory Put Bonds, AMT, 5.90%, 12/01/34 (e)	1,835	1,854,891

Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indiana Finance Authority, Refunding RB, Improvement, U.S. Steel Corp., 6.00%, 12/01/26	$1,000	$977,900

		2,832,791

Iowa — 1.0%
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.75%, 9/01/30	500	491,840
6.00%, 9/01/39	1,000	986,810

		1,478,650

Kansas — 3.5%
Kansas Development Finance Authority, RB, University of Kansas Tenant, Series O, 4.75%, 6/15/41	700	674,849
Wichita Airport Authority, RB, Special, Cessna Citation Service Center, Series A, AMT, 6.25%, 6/15/32	5,000	4,478,300

		5,153,149

Kentucky — 0.4%
Kentucky Economic Development Finance Authority, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/38	500	525,855

Louisiana — 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
Southeastern Louisiana University, Series A (AGM), 5.00%, 10/01/40	700	690,340
Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35 (f)	1,050	1,069,047
Louisiana Public Facilities Authority, Refunding RB, Entergy Gulf States Louisiana, LLC Project, Series A, 5.00%, 9/01/28	2,000	1,949,320

		3,708,707

Maryland — 2.2%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	500	491,180
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Doctor’s Community Hospital, 5.63%, 7/01/30	2,900	2,730,988

		3,222,168

Michigan — 3.8%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,250	1,353,138
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, Series A, 5.25%, 11/15/46	1,065	947,445
Hospital, Henry Ford Health, 5.75%, 11/15/39	1,000	986,090

2	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	$1,950	$2,281,831

		5,568,504

Minnesota — 4.3%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,350	5,823,849
Minnesota Higher Education Facilities Authority, RB, Gustavus Adolphus Child & Family Services, Inc., Series 7-B, 4.75%, 10/01/35	625	598,588

		6,422,437

Mississippi — 3.0%
Mississippi Development Bank Special Obligation, RB, Jackson County Limited Tax Note (AGC), 5.50%, 7/01/32	1,750	1,819,055
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	2,500	2,601,550

		4,420,605

Montana — 1.8%
Montana Facility Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 4.75%, 1/01/40	2,750	2,690,463

Multi-State — 7.8%
Centerline Equity Issuer Trust, 7.20%, 11/15/52 (g)(h)	10,500	11,534,355

Nebraska — 0.3%
Douglas County Hospital Authority No. 2, RB, Health Facilities, Immanuel Obligation Group, 5.50%, 1/01/30	425	428,910

Nevada — 1.1%
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.65%, 6/01/23	1,315	1,125,548
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	575	563,448

		1,688,996

New Jersey — 13.5%
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37	915	135,942
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	3,710	3,592,949
Cigarette Tax (Radian), 5.50%, 6/15/31	1,500	1,410,720
Continental Airlines Inc. Project, AMT, 7.20%, 11/15/30 (e)	3,000	3,008,880
New Jersey EDA, Refunding RB, First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,480,245

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	$7,500	$7,855,275
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B:
7.13%, 12/01/23	630	725,250
7.50%, 12/01/32	800	899,416
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.50%, 10/01/38	810	873,852

		19,982,529

New Mexico — 1.5%
Village of Los Ranchos de Albuquerque New Mexico, Refunding RB, Albuquerque Academy Project, 4.50%, 9/01/40	2,500	2,275,000

New York — 8.5%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (c)(d)	455	181,386
Metropolitan Transportation Authority, Refunding RB, Series A, 5.13%, 1/01/29	1,500	1,513,170
New York City Housing Development Corp., RB, Series A, AMT, 5.50%, 11/01/34	3,000	3,012,030
New York City Industrial Development Agency, RB:
American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (e)	3,165	3,318,122
Queens Baseball Stadium, PILOT (AGC), 6.50%, 1/01/46	700	759,892
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	800	833,664
New York State Dormitory Authority, RB:
The New School (AGM), 5.50%, 7/01/43 (f)	1,550	1,595,291
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	1,000	1,080,780
University of Rochester, Series A, 5.13%, 7/01/39	250	255,300

		12,549,635

North Carolina — 8.7%
City of Charlotte North Carolina, Refunding RB, Series A, 5.50%, 7/01/34	225	234,344
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,945	2,305,376
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas, Series B, 4.38%, 10/01/31	3,475	3,223,271

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
North Carolina Medical Care Commission, RB, Series A:
Novant Health Obligation, 4.75%, 11/01/43	$4,000	$3,555,760
WakeMed, (AGC), 5.88%, 10/01/38	1,000	1,032,940
North Carolina Medical Care Commission, Refunding RB:
Caromont Health (AGC), 4.50%, 2/15/30	750	706,470
Caromont Health (AGC), 4.63%, 2/15/35	1,000	924,890
University Health System, Series D, 6.25%, 12/01/33	800	857,720

		12,840,771

Ohio — 0.3%
County of Lucas Ohio, GO, Various Purpose, 5.00%, 10/01/40	400	403,328

Oklahoma — 1.2%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35 (e)	1,725	1,776,733

Oregon — 2.1%
City of Portland Oregon, Multifamily Housing Revenue Bond Pass-Through Certificates, RB, Series 6, Pacific Tower Apartments, AMT, 6.05%, 11/01/34	515	518,368
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	1,250	1,304,975
Oregon State Facilities Authority, Refunding RB, Limited College Project, Series A:
5.00%, 10/01/34	850	810,127
5.25%, 10/01/40	500	486,020

		3,119,490

Pennsylvania — 4.0%
Delaware River Port Authority, RB, Series D (AGC), 5.00%, 1/01/40	2,600	2,622,568
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania Inc. Project, Series B, 4.50%, 12/01/42	2,000	1,850,160
Reliant Energy, Series A, AMT, 6.75%, 12/01/36	1,455	1,503,451

		5,976,179

Puerto Rico — 1.9%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	2,000	2,063,140
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.76%, 8/01/41 (a)	5,000	721,000

		2,784,140

Municipal Bonds	Par (000)	Value

Rhode Island — 2.3%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	$1,000	$1,135,510
Rhode Island Housing & Mortgage Finance Corp., RB, Homeownership Opportunity, Series 54, AMT, 4.85%, 10/01/41	1,500	1,410,465
State of Rhode Island, COP, Series C, School for the Deaf (AGC), 5.38%, 4/01/28	900	943,974

		3,489,949

South Carolina — 1.5%
County of Florence South Carolina, RB, McLeod Regional Medical Center, Series A, 5.00%, 11/01/37	2,300	2,173,224

Tennessee — 0.4%
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	525	543,974

Texas — 14.7%
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B:
7.13%, 12/01/31	500	560,275
7.25%, 12/01/35	1,750	1,955,712
Harris County Housing Finance Corp., Multifamily Housing Revenue Bond Pass-Through Certificates, RB, Series 9, Copperwood Ranch Apartments, Mandatory Put Bonds, AMT, 5.95%, 11/01/35 (e)	2,420	2,456,736
Harris County-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 6.17%, 11/15/41 (a)	11,690	1,203,602
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	2,500	2,315,650
Lower Colorado River Authority, Refunding RB (NPFGC), 5.00%, 5/15/13 (i)	15	16,508
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	1,500	1,598,970
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,000	2,065,020
Texas State Turnpike Authority, RB (AMBAC):
CAB, 6.08%, 8/15/35 (a)	50,000	8,983,000
First Tier, Series A, 5.00%, 8/15/42	750	697,140

		21,852,613

4	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia — 0.5%
Henrico County EDA, RB, Bon Secours Health, Series B-1 (AGC), 4.50%, 11/01/42	$860	$769,141

Washington — 1.0%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	1,400	1,476,916

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, RB, Aurora Health Care, 6.40%, 4/15/33	1,350	1,373,598
Wisconsin Housing & EDA, Refunding RB, Series A, AMT, 4.75%, 9/01/33	1,340	1,285,891

		2,659,489

Wyoming — 0.8%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	1,200	1,258,968

Total Municipal Bonds – 144.9%		214,781,072

Municipal Bonds Transferred to Tender Option Bond Trusts (j)

Colorado — 2.5%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36	3,750	3,712,200

Massachusetts — 1.0%
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	1,450	1,477,840

New York — 4.2%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	450	488,510
Series FF-2, 5.50%, 6/15/40	405	433,930
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	3,000	3,060,780
New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	2,199	2,235,365

		6,218,585

Ohio — 2.2%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,260	1,230,869
Ohio Higher Educational Facility Commission, Refunding RB, Hospital, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,000	2,051,020

		3,281,889

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 9.9%		14,690,514

Total Long-Term Investments (Cost – $230,770,432) – 154.8%		229,471,586

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.13% (k)(l)	3,524,103	$3,524,103

Total Short-Term Securities (Cost – $3,524,103) – 2.4%		3,524,103

Total Investments (Cost – $234,294,535*) – 157.2%		232,995,689
Other Assets Less Liabilities – 1.7%		2,577,009
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (5.0)%		(7,406,586)
Preferred Shares, at Redemption Value – (53.9)%		(79,905,805)

Net Assets Applicable to Common Shares – 100.0%		$148,260,307

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$226,238,151

Gross unrealized appreciation	$7,977,767
Gross unrealized depreciation	(8,619,377)

Net unrealized depreciation	$(641,610)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	Variable rate security. Rate shown is as of report date.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Securities	$2,664,338	$98,857

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(i)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(j)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2010	5

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK)

(k)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at November 30, 2010	Income

FFI Institutional Tax-Exempt Fund	4,831,353	(1,307,250)	3,524,103	$1,239

(l)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$229,471,586	—	$229,471,586
Short-Term Securities	$3,524,103	—	—	3,524,103

Total	$3,524,103	$229,471,586	—	$232,995,689

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2010	6

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: January 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Trust

Date: January 26, 2011